Deferred tax - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Deferred tax assets	€ 4,475	€ 4,205	€ 2,514
Deferred tax assets unrecognized	365,639
Deferred taxes in the consolidated statement of operations	(157)	1,537	(238)
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	581	1,537	528
Deferred tax expenses relating to temporary differences	(44)	0	0
Deferred tax expenses relating to use or derecognition of previously recognized deferred tax assets	€ (695)	0	(766)
Aggregate continuing and discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Deferred tax assets		4,205	2,514
Deferred tax assets unrecognized		€ 289,833	€ 223,377